Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Land	$6,882	$6,964
Buildings	46,812	49,551
Machinery and equipment	19,765	22,050
Computer and software	12,775	20,846
Leasehold improvements	3,293	7,951
Capitalized software	33,738	31,528
Furniture and fixtures	2,024	3,784
Construction in progress(1)	1,736	1,756
	127,025	144,430
Accumulated depreciation and amortization	(75,850)	(82,951)
Property and equipment, net	$51,175	$61,479

(1)	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property and equipment upon completion.